Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of components of income tax expense
Income tax expense for 2012 and 2011 consisted of the following:

	2012	2011
	(Amounts in thousands)

Current tax expense:
Federal	$4,405	$5,808
State	1,180	1,517
	5,585	7,325
Deferred tax benefit	(1,343)	(1,801)
Income tax expense	$4,242	$5,524

Schedule of deferred tax assets and liabilities
The components of the net deferred tax asset at December 31, 2012 and 2011 are as follows:

	2012	2011
	(Amounts in thousands)

Deferred tax assets
Allowance for loan losses	$7,735	$7,894
Minimum pension liability	2,262	2,175
Stock compensation	30	30
Depreciation	221	211
Capitalized OREO expense	1,551	518
OTTI write down on securities	1,217	1,353
	13,016	12,181
Deferred tax liabilities:
Discount accretion	16	(27)
Deferred loan costs	(735)	(674)
Investment securities available for sale	(399)	(310)
BOLI	—	(576)
	(1,118)	(1,587)
Net deferred tax asset	$11,898	$10,594

Schedule of effective income tax rate
A reconciliation of the Company's effective income tax rate with the statutory federal rate for 2012 and 2011 is as follows:

	2012	2011
	(Amounts in thousands)

At Federal statutory rate	$4,309	$4,805
Adjustments resulting from:
State income taxes, net of Federal tax benefit	657	714
BOLI – Reversal of DTA	(647)	—
Other	(77)	5
	$4,242	$5,524